Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

July 6, 2007

Supplement to the Prospectus
dated April 30, 2007

The following information supplements the section titled “Investment Sub-Advisors to the Underlying Funds” on the inside front cover of the prospectus.

Sage Capital Management, LLC
Simran Capital Management, LLC
Viewpoint Investment Partners

The following paragraphs supplement the section titled “Investment Advisor” on pages 27 - 29 of the prospectus.

Investment Advisor

The following Underlying Funds may be utilized by each Fund:

Long/Short Equity – Growth – 1
This strategy employs long and short trading in primarily U.S. domestic equity securities.  This strategy attempts to achieve capital appreciation and capital preservation with low to moderate correlation to market indices.

Addition of Sub-Advisors

Effective May 22, 2007, the Board of Trustees has appointed Sage Capital Management, LLC (“Sage”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of Sage does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective May 22, 2007, the Board of Trustees has appointed Simran Capital Management, LLC (“Simran”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of Simran does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective May 22, 2007, the Board of Trustees has appointed Viewpoint Investment Partners (“Viewpoint”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of Viewpoint does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section of the Prospectus on pages 30-36 describing the sub-advisors to the Funds is hereby amended to add the following:

Sage Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Sage Capital Management, LLC (“Sage”), to manage a portion of the Convertible Bond Arbitrage – 1 portfolio. Sage is located at 665 South Orange Avenue, Suite 3, Sarasota, FL 34236, and is a registered investment advisor. Sage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors and separate accounts.  As of June 30, 2007, Sage managed approximately $177 million in assets.

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Simran Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Simran Capital Management, LLC (“Simran”), to manage a portion of the Deep Value Hedged Income – 1 portfolio. Simran is located at 161 North Clark Street, 47th Floor, Chicago, IL 60601, and is a registered investment advisor. Simran provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors and separate accounts.  As of June 30, 2007, Simran managed approximately $75 million in assets.

Viewpoint Investment Partners:

The Advisor has entered into a sub-advisory agreement with Viewpoint Investment Partners (“Viewpoint”), to manage a portion of the Long/Short Equity – Growth – 1 portfolio. Viewpoint is located at 11995 El Camino Real, Suite 305, San Diego, CA 92130, and is a registered investment advisor. Viewpoint provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors and separate accounts.  As of June 30, 2007, Viewpoint managed approximately $84 million in assets.

Please retain this Supplement with your
Prospectus for future reference.

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Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

July 6, 2007

Supplement to the Statement of Additional Information
dated April 30, 2007

Effective immediately, the Statement of Additional Information is hereby supplemented with the following language.

Addition of Sub-Advisors

Effective May 22, 2007, the Board of Trustees has appointed Sage Capital Management, LLC (“Sage”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of Sage does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective May 22, 2007, the Board of Trustees has appointed Simran Capital Management, LLC (“Simran”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of Simran does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Effective May 22, 2007, the Board of Trustees has appointed Viewpoint Investment Partners (“Viewpoint”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of Viewpoint does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section entitled “Sub-Advisors” in the Statement of Additional Information (“SAI”) on pages 26-29 is hereby amended to add the following:

Sage Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Sage Capital Management, LLC (“Sage”), to manage a portion of the Convertible Bond Arbitrage – 1 portfolio. Sage is located at 665 South Orange Avenue, Suite 3, Sarasota, FL 34236, and is a registered investment advisor. Sage provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors and separate accounts.  As of June 30, 2007, Sage managed approximately $177 million in assets.

Simran Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Simran Capital Management, LLC (“Simran”), to manage a portion of the Deep Value Hedged Income – 1 portfolio. Simran is located at 161 North Clark Street, 47th Floor, Chicago, IL 60601, and is a registered investment advisor. Simran provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors and separate accounts.  As of June 30, 2007, Simran managed approximately $75 million in assets.

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Viewpoint Investment Partners:

The Advisor has entered into a sub-advisory agreement with Viewpoint Investment Partners (“Viewpoint”), to manage a portion of the Long/Short Equity – Growth – 1 portfolio. Viewpoint is located at 11995 El Camino Real, Suite 305, San Diego, CA 92130, and is a registered investment advisor. Viewpoint provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, institutional investors and separate accounts.  As of June 30, 2007, Viewpoint managed approximately $84 million in assets.

Please retain this Supplement with your
SAI for future reference.

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